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Caravan Frontier Markets Opportunities Fund
CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND
Investment Objective
The Caravan Frontier Markets Opportunities Fund (the "Fund") seeks long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Caravan Frontier Markets Opportunities Fund Supra Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Caravan Frontier Markets Opportunities Fund Supra Institutional Shares
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.41%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	2.56%	[1]
Fee Waiver and/or Expense Reimbursement	(1.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	Caravan Capital Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.30% through February 1, 2021 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Caravan Frontier Markets Opportunities Fund | Supra Institutional Shares | USD ($)	137	681	1,252	2,805

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies located in "frontier market countries." This investment strategy may be changed at any time upon 60 days' prior notice to shareholders.

The Adviser defines the term "frontier market" as (1) those countries included in the MSCI Frontier Emerging Markets Index; or (2) those countries with a weighting of less than 2% of the MSCI Emerging Markets Index; or (3) other countries in the early stages of market development, as specifically set forth below. The MSCI Frontier Emerging Markets Index, the Fund's primary benchmark index, is a float-adjusted market capitalization index that, as of December 31, 2019, represents 34 frontier countries and is designed to measure equity market performance in global frontier markets, as defined by MSCI. The MSCI Emerging Markets Index is a float-adjusted market capitalization index that, as of December 31, 2019, represents 26 emerging countries and is designed to measure equity market performance in global emerging markets, as defined by MSCI. Frontier markets in which the Fund invests may include, among others, Argentina, Azerbaijan, Bahrain, Bangladesh, Belarus, Botswana, Bulgaria, Cambodia, Colombia, Cote d'Ivoire, Croatia, Czech Republic, Ecuador, Egypt, Estonia, Georgia, Ghana, Hungary, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Latvia, Lebanon, Lithuania, Macedonia, Malawi, Mauritius, Mongolia, Montenegro, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Qatar, Romania, Saudi Arabia, Serbia, Slovakia, Slovenia, Sri Lanka, Swaziland, Tanzania, Trinidad & Tobago, Tunisia, Turkey, Turkmenistan, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, Zambia, and Zimbabwe. The countries that comprise frontier markets may change from time to time. The location of the companies in which the Fund invests will be determined by a company's country of incorporation, by the location of the securities exchange on which its securities are principally traded, or where it derives the majority of its revenues at the time of the Fund's investment.

Potential investments will include equities of a broad range of market capitalizations, but given the focus of the investment strategy on frontier market countries, it is anticipated that a significant portion of the Fund's portfolio will be in small and medium-sized companies. The Fund may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Fund's benchmark index, currently the MSCI Frontier Emerging Markets Index. The Fund will not invest more than 15% of its net assets in illiquid securities.

The equity securities in which the Fund invests may include common stock, preferred stock, securities convertible into common stock, rights, warrants, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund may also invest in pooled investment vehicles, including investment companies and exchange-traded funds ("ETFs") that the Adviser believes provide similar earnings, revenue, or growth potential as the equity securities in which the Fund principally invests. The Fund's investments in such pooled investment vehicles, investment companies, and ETFs will count toward satisfaction of the Fund's 80% policy.

The Fund may invest up to 20% of its net assets in the equity securities of companies in emerging and developed markets. In addition, the Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify other appropriate investments for the Fund.

The Fund may utilize various derivative instruments for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may use equity derivatives such as participation notes to achieve investment exposure to frontier market companies. The Fund may also invest directly in foreign currencies, which may be part of a hedging strategy or for speculative purposes. The Adviser may, in its discretion, seek to hedge the currency risk attendant to certain foreign securities positions. Currency investments may include both cash market transactions, as well as forward contracts and options. The Fund's investments in participation notes will be counted toward satisfaction of the Fund's 80% policy, as such participation notes are expected to have economic characteristics similar to the securities included within that policy.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund's principal investment strategies and principal risks is contained in the Fund's Statement of Additional Information (the "SAI"). The following principal risks could affect the value of your investment:

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. Equity holdings, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Frontier and Emerging Markets Risk. Frontier and emerging markets investments are subject to the same risks as foreign investments and also to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on frontier and emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

Foreign Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to the blockage of foreign currency exchanges or otherwise.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments at an appropriate time or at a reasonable price, which may result in a loss to the Fund. Liquidity can decline unpredictably and investments that are illiquid are typically more difficult to value than investments with more active markets.

Depositary Receipts Risk. The risks of depositary receipts include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Small and Micro Capitalization Company Risk. The Fund's investments in small and micro capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund's shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Registered Investment Company, Exchange-Traded Funds and Exchange-Traded Products Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies , ETF or ETP invest. By investing in another investment company , ETF or ETP, the Fund becomes a shareholder of that investment company , ETF or ETP and bears its proportionate share of the fees and expenses of the other investment company , ETF or ETP. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Industry Concentration Risk (Commercial Banking). Investment opportunities in many frontier markets may be concentrated in the Commercial Banks industry. Consistant with the Fund's investment restriction regarding concentration, the Fund may have a high concentration of investments in the Commercial Banks industry. The Commercial Banks industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. Adverse developments in these conditions can have a greater adverse effect on the Commercial Banks of a frontier market economy than on other industries of its economy. Because the Fund's investments will, at times, be concentrated in the Commercial Banks industry, factors that have an adverse impact on this industry may have a disproportionate impact on the Fund's performance

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Participation Notes Risk. Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Fund the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Fund has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Forward and Futures Contracts Risk. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset or index; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may also have to sell investments at a time when it may be disadvantageous to do so.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Derivatives Risk. Derivatives, such as options, futures, forwards and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund's use of derivatives may also expose the Fund to greater or different risks, including the following:

Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

Leverage Risk is an economic effect resulting from additional investment exposure, which creates the potential for magnified gains or losses. Derivatives and other transactions that give rise to leverage may cause the Fund's performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the Fund to losses in excess of the amounts invested or borrowed.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund's exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Tax Risk is the risk that the use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. The Fund's use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund's taxable income or gains and distributions to shareholders.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available by calling (844) 856- 1516 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 7.75% for the quarter ended December 31, 2019, and the lowest return was -10.74% for the quarter ended June 30, 2018.
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Caravan Frontier Markets Opportunities Fund	1 Year	Since Inception	Inception Date
Supra Institutional Shares	7.06%	(7.31%)	Nov. 15, 2017
Supra Institutional Shares | After Taxes on Distributions	6.22%	(7.73%)
Supra Institutional Shares | After Taxes on Distributions and Sales	4.76%	(5.45%)
MSCI Frontier Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	10.67%	(1.22%)
MSCI Frontier Emerging Markets Net Total Return Index (reflects no deduction for fees, expenses or taxes)	14.10%	1.51%

MSCI Frontier Emerging Markets Index is a float-adjusted market capitalization index that, as of September 30, 2019, represents 28 frontier countries and is designed to measure equity market performance in global frontier markets, as defined by MSCI.

MSCI Frontier Emerging Markets Net Total Return Index is a float-adjusted market capitalization index representing 28 frontier countries and is designed to measure equity market performance (net of fees) in global frontier markets, as defined by MSCI.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.